DEBT - Schedule of debt (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Deferred charges	$ (7,346,000)	$ (8,539,000)
Total debt	943,369,000	1,045,483,000
Less: current portion	(85,062,000)	(87,831,000)
Long-term debt, excluding current maturities	858,307,000	957,652,000
Floating Rate Debt
Debt Instrument [Line Items]
Long-term debt	950,715,000	1,054,022,000
$304.0 million loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	304,000,000.0
Long-term debt	244,663,000	304,014,000
$155.3 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	155,300,000
Long-term debt	135,924,000	142,400,000
$93.75 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	93,750,000
Long-term debt	80,601,000	83,888,000
$131.79 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	131,790,000
Long-term debt	103,593,000	114,036,000
$420.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	420,000,000.0
Long-term debt	295,205,000	310,023,000
$120.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	120,000,000.0
Long-term debt	$ 90,729,000	$ 99,661,000